Goodwill and Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Other Intangible Assets

in thousands	Carrying Amount	Accumulated Amortization	Net Book Value
March 31, 2024
Definite-lived intangible assets
Developed technology	$9,909	$(4,853)	$5,056
Customer contracts and related relationship	2,383	(2,216)	167
Trade names	123	(123)	—

Intangible assets subject to amortization	12,415	(7,192)	5,223
Indefinite-lived intangible assets
Trademarks	2,106	—	2,106

Total	$14,521	$(7,192)	$7,329

There were no impairment charges for the three months ended March 31, 2024 and 2023. Amortization expense amounted to $0.6 million for both the three months ended March 31, 2024 and 2023.

in thousands	Carrying Amount	Accumulated Amortization	Net Book Value
December 31, 2023
Definite-lived intangible assets
Developed technology	$9,909	$(4,465)	$5,444
Customer contracts and related relationship	2,383	(2,047)	336
Trade names	123	(123)	—

Intangible assets subject to amortization	12,415	(6,635)	5,780
Indefinite-lived intangible assets
Trademarks	2,106	—	2,106

Total	$14,521	$(6,635)	$7,886

Intangible Assets

in thousands	Carrying Amount	Accumulated Amortization	Net Book Value
December 31, 2023
Definite-lived intangible assets
Developed technology	$9,909	$(4,465)	$5,444
Customer contracts and related relationship	2,383	(2,047)	336
Trade names	123	(123)	—

Intangible assets subject to amortization	12,415	(6,635)	5,780
Indefinite-lived intangible assets
Trademarks	2,106	—	2,106

Total	$14,521	$(6,635)	$7,886

in thousands	Carrying Amount	Accumulated Amortization	Net Book Value
December 31, 2022
Definite-lived intangible assets
Developed technology	$9,909	$(2,910)	$6,999
Customer contracts and related relationship	2,383	(1,376)	1,007
Trade names	123	(103)	20

Intangible assets subject to amortization	12,415	(4,389)	8,026
Indefinite-lived intangible assets
Trademarks	2,106	—	2,106

Total	$14,521	$(4,389)	$10,132

Expected Future Amortization Expense Related to Intangible Assets
Based on the amount of intangible assets as of March 31, 2024, the expected amortization expense for each of the next five years and thereafter is as follows:

in thousands	Expected Amortization Expense (1)
2024 (remainder)	$1,334
2025	1,555
2026	1,555
2027	779

Total Intangible assets subject to amortization	$5,223

Based on the amount of intangible assets as of December 31, 2023, the expected amortization expense for each of the next four years is as follows:

in thousands	Expected Amortization Expense
2024	$1,891
2025	1,555
2026	1,555
2027	779

Total Intangible assets subject to amortization	$5,780